Common and Preferred Stock (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of Common Stock Reserved for Issuance
We have reserved shares of common stock for issuance as follows:

	As of June 30, 2026	As of December 31, 2025
Shares reserved for exercises of outstanding stock options	8,206,431	9,954,872
Shares reserved for issuance under the 2021 Employee Stock Purchase Plan	1,044,648	560,929
Shares reserved for issuance under the 2021 Stock Incentive Plan	6,070,054	2,039,026
Shares reserved for issuance as part of the K2HV Loan Agreement conversion feature	—	791,364
Total shares reserved for future issuance	15,321,133	13,346,191

We have reserved shares of common stock for issuance as follows:

	As of December 31,
	2025	2024
Shares reserved for exercises of outstanding stock options	9,954,872	7,634,937
Shares reserved for exercises of warrants	—	58,904
Shares reserved for issuance under the 2021 Employee Stock Purchase Plan	560,929	433,264
Shares reserved for future issuance under the 2021 Stock Incentive Plan	2,039,026	1,919,921
Shares reserved for future issuance as part of the K2HV Loan Agreement conversion feature	791,364	791,364
Total shares reserved for future issuance	13,346,191	10,838,390